Assets pledged and collateral	12 Months Ended
Dec. 31, 2022
Assets pledged and collateral
37 Assets pledged and collateral
Assets pledged
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.
Assets pledged
end of	2022	2021
CHF million
Total assets pledged or assigned as collateral	63,111	88,721
of which encumbered	25,445	39,105
Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A significant portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2022	2021
CHF million
Fair value of collateral received with the right to sell or repledge	150,198	289,898
of which sold or repledged	75,819	144,747
Other information
end of	2022	2021
CHF million
Swiss National Bank required minimum liquidity reserves	2,258	2,246
Other restricted cash, securities and receivables [1]	1,247	3,868
1
Includes cash, securities and receivables recorded on the Group’s consolidated balance sheets and restricted under Swiss or foreign regulations for financial institutions; excludes restricted cash, securities and receivables held on behalf of clients which are not recorded on the Group’s consolidated balance sheet.

Bank
Assets pledged and collateral
36 Assets pledged and collateral
Assets pledged
The Bank pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.
Assets pledged
end of	2022	2021
CHF million
Total assets pledged or assigned as collateral	63,111	88,721
of which encumbered	25,445	39,105
Collateral
The Bank receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A significant portion of the collateral and securities received by the Bank was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2022	2021
CHF million
Fair value of collateral received with the right to sell or repledge	150,198	289,898
of which sold or repledged	75,819	144,747
Other information
end of	2022	2021
CHF million
Swiss National Bank required minimum liquidity reserves	2,258	2,246
Other restricted cash, securities and receivables [1]	812	3,423
1
Includes cash, securities and receivables recorded on the Group’s consolidated balance sheets and restricted under Swiss or foreign regulations for financial institutions; excludes restricted cash, securities and receivables held on behalf of clients which are not recorded on the Group’s consolidated balance sheet.

> Refer to “Note 37 – Assets pledged and collateral” in VI – Consolidated financial statements – Credit Suisse Group for further information.